Prepayment for Construction-in-Progress (CIP) Project	12 Months Ended
Sep. 30, 2021
Prepayment For Construction In Progress [Abstract]
PREPAYMENT FOR CONSTRUCTION-IN-PROGRESS ("CIP") PROJECT

NOTE 10 — PREPAYMENT FOR CONSTRUCTION-IN-PROGRESS (“CIP”) PROJECT

Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On June 25, 2021, the Company signed a construction sub-contract with sub-contractor Jiangxi Chenyuan Construction Project Co., Ltd. (“Chenyuan”), pursuant to which, Chenyuan will help the Company to construct 4 manufacturing plant buildings and an office building with total estimated budget of RMB 165 million (approximately $25.5 million). The construction work started on August 8, 2021, with estimated completion date on August 7, 2023. As of September 30, 2021, the Company has made prepayment of approximately RMB69.2 million (approximately $10.7 million) to Chenyuan for land improvement, building foundation and the construction of the main body of the manufacturing plants.

As of September 30, 2021, the $10.7 million prepayment to Chenyuan was recorded as prepayment for CIP project on the balance sheets.

As of September 30, 2021, future additional capital expenditure on this CIP project is estimated to be approximately RMB 95.8 million (equivalent to $14.8 million), among which approximately $3.8 million is required for the next 12 months. The Company currently plans to support its ongoing CIP project construction through cash flows from operations, proceeds received from the IPO and borrowing additional bank loans from PRC banks in the future and use such bank borrowings to support the CIP project, if necessary. The construction of this new manufacturing facility is expected to be fully completed and put into production by August 2023.

As of September 30, 2021, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Years ending September 30,	Capital Expenditure on CIP

2022	$3,831,300
2023	9,721,440
2024	1,277,100
Total	$14,829,840